Award Timing Disclosure	12 Months Ended
Aug. 03, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Policies and Practice
Award Timing Method
It is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any equity awards to our non-employee directors or named executive officers with any release of material nonpublic information. It is the practice of our Compensation Committee to review the Company’s results and our named executive officers’ performance following the end of a fiscal year, as well as the outstanding equity awards held by our named executive officers, and, based on those reviews, to grant stock options to our named executive officers. The grant date for those equity awards is generally consistent with the date on which our trading window opens following the release of our first quarter results following the disclosure of material nonpublic information. Additionally, our Compensation Committee approves the granting of equity awards in connection with the commencement of employment of our named executive officers, and from time to time as determined appropriate by our Compensation Committee. Our eligible non-employee directors are granted stock options as of the date of each annual meeting of our stockholders in accordance with our director compensation policy.